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AMERICAS

US Legal Services


KAREN A. PEDDLE
PARALEGAL
(860) 273-3894
FAX: (860) 273-3004
PeddleK@ING-AFS.com

May 2, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT C POST-EFFECTIVE AMENDMENT NO. 27 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: OPPORTUNITY PLUS - GROUP VARIABLE MULTIPLE OPTION
                       ANNUITY CONTRACTS
     FILE NOS.:  33-75962* AND 811-2513

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 for Variable Annuity Account C of Aetna Life Insurance and Annuity Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 27 which was declared effective on May 1, 2001. The text of Post-Effective Amendment No. 27 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-3894.

Sincerely,

/s/ Karen A. Peddle

Karen A. Peddle

--------------------------------
* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 33-75978.


Hartford Site                            ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975